Financial instruments - Schedule of Financial Instruments Measured at Fair Value on Recurring Basis (Details) - Recurring [Member] - USD ($)	Dec. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	$ 1,029,374	$ 23,100,677
Financial assets	24,462,103
Share warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		68,675
Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	1,029,374	23,032,002
Forward Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	24,462,103
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	1,029,374
Level 1 [Member] | Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities	1,029,374
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		23,100,677
Financial assets	24,462,103
Level 3 [Member] | Share warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		68,675
Level 3 [Member] | Convertible Promissory Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities		$ 23,032,002
Level 3 [Member] | Forward Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets	$ 24,462,103